Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Gross carrying value
Opening Balance	$ 15,537,704	$ 13,174,382	$ 12,048,270	$ 12,048,270
Additions	887,456	2,396,261	1,589,105
Derecognised on Disposals		(32,938)	(462,993)
Ending balance	16,425,159	15,537,704	13,174,382	15,537,704
Accumulated depreciation and impairment loss
Opening Balance	2,636,010	2,054,152	1,590,684	1,590,684
Charge for the year	595,873	581,858	612,582
Derecognised on Disposals			(149,114)	(188,868)
Ending balance	3,231,883	2,636,010	2,054,152	2,636,010
Net block	13,193,276	12,901,695	11,120,230	12,901,695	$ 10,457,586	$ 9,600,527
ROU-office premises [Member]
Gross carrying value
Opening Balance	741,573	774,511	513,854	513,854
Additions			723,650
Derecognised on Disposals		(32,938)	(462,993)
Ending balance	741,572	741,573	774,511	741,573
Accumulated depreciation and impairment loss
Opening Balance	111,677	72,913	159,842	159,842
Charge for the year	75,663	38,764	62,185
Derecognised on Disposals			(149,114)
Ending balance	187,340	111,677	72,913	111,677
Net block	554,231	629,895	701,598	629,895	354,012
Building [Member]
Gross carrying value
Opening Balance	32,006	32,006	32,006	32,006
Additions
Derecognised on Disposals
Ending balance	32,006	32,006	32,006	32,006
Accumulated depreciation and impairment loss
Opening Balance	1,351	1,134	912	912
Charge for the year	215	217	222
Derecognised on Disposals
Ending balance	1,565	1,351	1,134	1,351
Net block	30,441	30,655	30,872	30,655	31,094	31,544
Plant and equipment [Member]
Gross carrying value
Opening Balance	14,425,894	12,215,810	11,411,639	11,411,639
Additions		2,210,085	804,171
Derecognised on Disposals
Ending balance	14,425,894	14,425,894	12,215,810	14,425,894
Accumulated depreciation and impairment loss
Opening Balance	2,466,231	1,946,333	1,403,452	1,403,452
Charge for the year	502,060	519,898	542,881
Derecognised on Disposals
Ending balance	2,968,291	2,466,231	1,946,333	2,466,231
Net block	11,457,604	11,959,664	10,269,477	11,959,664	10,008,187	9,060,049
Furniture and fittings [Member]
Gross carrying value
Opening Balance	21,044	15,886	16,581	16,581
Additions	883,752	5,158
Derecognised on Disposals			(695)
Ending balance	904,795	21,044	15,886	21,044
Accumulated depreciation and impairment loss
Opening Balance	3,424	2,597	1,908	1,908
Charge for the year	768	827	689
Derecognised on Disposals
Ending balance	4,191	3,424	2,597	3,424
Net block	900,604	17,620	13,289	17,620	14,673	11,381
Vehicles [Member]
Gross carrying value
Opening Balance	175,471	43,086	41,996	41,996
Additions		132,385	1,090
Derecognised on Disposals
Ending balance	175,471	175,471	43,086	175,471
Accumulated depreciation and impairment loss
Opening Balance	22,993	15,080	12,474	12,474
Charge for the year	3,879	7,913	2,606
Derecognised on Disposals
Ending balance	26,871	22,993	15,080	22,993
Net block	148,600	152,478	28,006	152,478	29,522	34,689
Office equipment’s [Member]
Gross carrying value
Opening Balance	107,603	61,608	796	796
Additions		45,995	60,812
Derecognised on Disposals
Ending balance	107,603	107,603	61,608	107,603
Accumulated depreciation and impairment loss
Opening Balance	10,778	297	219	219
Charge for the year	10,447	10,481	78
Derecognised on Disposals
Ending balance	21,226	10,778	297	10,778
Net block	86,378	96,825	61,311	96,825	577	735
Computer equipment’s [Member]
Gross carrying value
Opening Balance	34,113	31,475	31,398	31,398
Additions	3,704	2,638	77
Derecognised on Disposals
Ending balance	37,817	34,113	31,475	34,113
Accumulated depreciation and impairment loss
Opening Balance	19,556	15,798	11,877	11,877
Charge for the year	2,842	3,758	3,921
Derecognised on Disposals
Ending balance	22,398	19,556	15,798	19,556
Net block	$ 15,419	$ 14,557	$ 15,677	$ 14,557	$ 19,522	$ 26,443